Operating Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Operating Leases
(24)	OPERATING LEASES

Minimum rental income under operating lease is recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Property on Operating Lease

	December 31, 2018	December 31, 2019
	RMB	RMB
Building	53,049,213	53,049,213
Less: Accumulated depreciation	(16,932,130)	(18,714,584)
	36,117,083	34,334,629

For the major rental contracts terminated during the year ended December 31, 2019, future minimum rental income under non-cancelable operating lease as of December 31, 2019 is immaterial.